Revenue and Construction Contracts - Summary of Revenues and Costs Related to Construction Contracts in Progress (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Revenue from construction contracts included in consolidated revenues, accumulated	$ 81
Costs incurred in construction contracts included in consolidated cost of sales, accumulated	(85)
Construction contracts gross operating profit	(4)
Revenue from construction contracts included in consolidated revenues	77	$ 101	$ 79
Costs incurred in construction contracts included in consolidated cost of sales	(79)	(101)	(79)
Construction contracts gross operating profit	$ (2)	$ 0	$ 0